Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Basis of Presentation
Basis of Preparation
The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP as determined by the Financial Accounting Standards Board (“FASB”). Such consolidated financial statements include the accounts of IonQ and its wholly owned subsidiary. All intercompany transactions and balances have been eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies.
The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, the Company’s financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
The Company remains an emerging growth company until the earliest of (i) December 31, 2025, (ii) the last day of the fiscal year in which the Company has total annual gross revenue of at least $1.07 billion, (iii) the last day of the fiscal year in which the Company is deemed to be a large accelerated filer, which means the market value of the Company’s common stock that is held by non-affiliates
exceeds $700.0 million as of the prior June 30th or (iv) the date on which the Company has issued more than $1.0 billion in non-convertible
debt securities during the prior three-year period.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP and regulations of the U.S. Securities and Exchange Commission requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes.
Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to: revenue recognition, capitalization of internally developed software and quantum computing costs, useful lives of long-lived assets, commitments and contingencies, fair value of available-for-sale
securities, forecasts and assumptions used in determining the fair value of historically granted common stock, stock options and warrants prior to the Business Combination and forecasts and assumptions used in determining the fair value of private placement warrant liabilities. Management bases its estimates and assumptions on historical experience, expectations, forecasts, and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ and be affected by changes in those estimates.

Fair Value Measurements
Fair Value Measurements
The Company evaluates the fair value of certain assets and liabilities using the fair value hierarchy. Fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1—Observable inputs, which include quoted prices in active markets;

•
Level 2—Observable inputs other than the quoted prices in active markets that are observable either directly or indirectly, such as quoted prices in markets that are not active, or other inputs such as broker quotes, benchmark yield curves, credit spreads and market interest rates for similar securities that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

•
Level 3—Unobservable inputs that are supported by little or no market activity and that are based on management’s assumptions, including fair value measurements determined using pricing models, discounted cash flow methodologies or similar techniques.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held, without consideration of transaction costs. Assets and liabilities that are measured using significant other observable inputs are primarily valued by reference to quoted prices of similar assets or liabilities in active markets, adjusted for any terms specific to that asset or liability.
Assets and liabilities that are measured at fair value on a
non-recurring
basis include property and equipment and intangible assets. The Company recognizes these items at fair value when they are considered to be impaired or upon initial recognition when acquired through a business combination or an asset acquisition. The fair value of these assets and liabilities are determined with valuation techniques using the best information available and may include quoted market prices, market comparable and discounted cash flow models.
Due to their short-term nature, the carrying amounts reported in the Company’s financial statements approximates the fair value for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash in banks, checking deposits and money market funds. The Company considers all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are
non-interest
bearing and stated at the gross invoiced amount. A receivable is recorded when the Company has an unconditional right to receive payment based on the satisfaction of performance obligations. Accounts receivable consists of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Billed accounts receivable	$261	$390
Unbilled accounts receivable	446	—

Total	$707	$390
On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off. This assessment is based on management’s evaluation of the past due receivables, collectability of specific accounts, historical loss experience and overall economic conditions.
The Company did not have any allowance for doubtful accounts as of December 31, 2021 and 2020.

Investments
Investments
Management determines the appropriate classification of investments at the time of purchase based upon management’s intent with regard to such investments. Investments are classified as available-for-sale
at the time of purchase if they are available to support either current or future operations. This classification is re-evaluated
at each balance sheet date. Investments not considered cash equivalents, with remaining contractual maturities of one year or less from the balance sheet date are classified as short-term investments, and those with remaining contractual maturities greater than one year from the balance sheet date are classified as long-term investments. All investments are recorded at their estimated fair value, and any unrealized gains and losses are recorded in accumulated other comprehensive income (loss). Realized gains and losses on sales and maturities of investments are determined based on the specific identification method and are recognized in the consolidated statements of operations in other income (expense), net.
The Company performs periodic evaluations to determine whether any declines in the fair value of investments below cost are other-than-temporary. The evaluation consists of qualitative and quantitative factors regarding the severity and duration of the unrealized loss, as well as the Company’s ability and intent to hold the investments until a forecasted recovery occurs. The impairments are considered to be other-than-temporary if they are related to deterioration in credit risk or if it is likely that the underlying securities will be sold prior to a full recovery of their cost basis. Other-than-temporary fair value impairments are determined based on the specific identification method and are reported in other income (expense), net in the consolidated statements of operations.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net is stated at cost less accumulated depreciation. Historical cost of fixed assets is the cost as of the date acquired.
Prior to 2019, the Company built certain quantum computing systems solely for research and development purposes and these quantum computing systems were deemed to have no alternative future use. In 2019, the Company began to commercialize its quantum computing systems via the offering of QCaaS and quantum computing systems built thereafter were determined to provide a probable future economic benefit. As a result, hardware and labor costs associated with the building of such quantum computing systems were capitalized. Costs to maintain quantum computing systems are expensed as incurred.
Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Useful lives are as follows:

Computer equipment and acquired computer software	3 – 5 years
Machinery, equipment, furniture and fixtures	5 – 7 years
Quantum computing systems	2 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the related asset

Leases
Leases
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets and current operating lease liabilities and operating lease liabilities, net of current portion on our consolidated balance sheets. As of December 31, 2021, the Company has no financing lease arrangements. The Company recognizes lease expense for its operating leases on a straight-line basis over the term of the lease.
The Company records a ROU asset and lease liability in connection with its operating leases. The Company’s lease portfolio is comprised primarily of a real estate lease, which is accounted for as an operating lease. The Company elected the practical expedient to not separate lease and non-lease
components for all leases.
ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future minimum lease payments over the lease term. Operating lease ROU assets also include the impact of any lease incentives. Amendments to a lease are assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification using an incremental borrowing rate based on the information available at the commencement date. For modified leases the Company also reassesses the lease classification as of the effective date of the modification.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.
The Company’s lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the lease term. The Company generally uses the base, non-cancelable,
lease term when determining the ROU assets and lease liabilities.

Intangible Asset, Net
Intangible Assets, Net
The Company’s intangible assets include website domain costs, patents, intellectual property and trademarks. Intangible assets with identifiable useful lives such as patents and intellectual property are initially valued at acquisition cost and are amortized over their estimated useful lives using the straight-line method, which is generally 20 years. With respect to patents, acquisition costs include external legal and patent application costs. Intangible assets with indefinite useful lives are assessed for impairment at least annually.

Capitalized Internally Developed Software
Capitalized Internally Developed Software
Capitalized internally developed software, which is included in intangible assets, net, consists of costs to purchase and develop internal-use
software, which the Company uses to provide services to its customers. The costs to purchase and develop internal-use
software are capitalized from the time that the preliminary project stage is completed, and it is considered probable that the software will be used to perform the function intended, until the time the software is placed in service for its intended use. Any costs incurred during subsequent efforts to upgrade and enhance the functionality of the software are also capitalized. Once this software is ready for use as part of the Company’s service offerings, these costs are amortized on a straight-line basis over the estimated useful life of the software, which is typically assessed to be 3 years. During the years ended December 31, 2021 and 2020, the Company capitalized $1.7 million and $1.2 million in internal-use
software costs, respectively. The Company amortized $0.8 million sand and $0.3 million of capitalized internally developed software costs during the years ended December 31, 2021 and 2020, respectively.

Impairment of LongLived Assets
Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment and other long-term assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the underlying asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2021 or 2020.

Early Exercise of Stock Options
Early Exercise of Stock Options
Stock options granted under the 2015 Equity Incentive Plan provide employee option holders, if approved by the Board, the right to exercise unvested options in exchange for restricted common stock, which is subject to a repurchase right held by the Company at the lower of (i) the fair market value of its common stock on the date of repurchase or (ii) the original purchase price. Early exercises of options are not deemed to be substantive exercises for accounting purposes and accordingly, amounts received for early exercises are recorded as a liability. These amounts are reclassified to common stock and additional paid-in capital as the underlying shares vest.

Warrant Liabilities

Warrant liabilities
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
upon exercise or at each reporting date for the unexercised warrants, with changes in the fair value reported in the consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. The warrants of dMY assumed in the Business Combination are classified as liabilities and remeasured at each reporting period (as more fully described in Note 12). The determination of the fair value of the warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as
their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Revenue Recognition
Revenue Recognition
The Company derives revenue from providing access to its QCaaS and professional services related to co-developing
algorithms on the quantum computing systems. The Company applies the provisions of the FASB Accounting Standards Update (“ASU”), Revenue from Contracts with Customers (“ASC 606”), and all related applicable guidance. The core principle of ASC 606 is that an entity shall recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
To support this core principle, the Company applies the following five step approach:

1.	Identify the contract with the customer

2.	Identify the performance obligations

3.	Determine the transaction price

4.	Allocate the transaction price to the performance obligations

5.	Recognize revenue when (or as) the entity satisfies a performance obligation
The Company has determined that its QCaaS contracts represent a combined, stand-ready performance obligation to provide access to its quantum computing systems together with related maintenance and support. The transaction price generally includes a variable fee based on usage of its quantum computing systems and may include a fixed fee for a minimum volume of usage to be made available over a defined period of access. Fixed fee arrangements may also include a variable component whereby customers pay an amount for usage over contractual minimums contained in the contracts. For contracts with a fixed transaction price, the fixed fee is recognized as QCaaS subscription-based revenues on a straight-line basis over the access period. For contracts without fixed fees, variable usage fees are billed and recognized during the period of such usage. As of December 31, 2021 and 2020, all of the revenue recognized by the Company was recognized based on transfer of service over time. There were no revenues recognized at a point in time. In arrangements with cloud service providers, the cloud service provider is considered the customer and IonQ does not have any contractual relationships with the cloud service providers’ end users. For these arrangements, revenue is recognized at the amount charged to the cloud service provider and does not reflect any mark-up
to the end user.
The Company may enter into multiple contracts with a single counterparty at or near the same time. The Company will combine contracts and account for them as a single contract when one or more of the following criteria are met: (i) the contracts are negotiated as a package with a single commercial objective; (ii) consideration to be paid in one contract depends on the price or performance of the other contract; and (iii) goods or services promised are a single performance obligation. The Company has entered into one revenue arrangement in which it granted warrants to the counterparty. Refer to Note 11—Warrant Transaction Agreement for further information on the customer warrants.
Billed and unbilled accounts receivable relate to the Company’s rights to consideration as performance obligations are satisfied when the rights to payment become unconditional but for the passage of time.
The variable fees associated with the QCaaS are generally billed a month in arrears. Customers also have the ability to make advance payments. If a contract exists under ASC 606, advance payments are recorded as a contract liability until services are delivered or obligations are met and revenue is earned. Contract liabilities to be recognized in the succeeding
12-month
period are classified as current and the remaining amounts are classified as non-current
liabilities in the Company’s consolidated balance sheets.
As of December 31, 2021, approximately $22.1 million of revenue is expected to be recognized from remaining performance obligations that are unsatisfied (or partially unsatisfied) for non-cancelable
contracts. The Company expects to recognize revenue of $7.2
million, $6.7 million and $5.2 million related to these remaining performance obligations in the years ended December 31, 2022, 2023 and 2024, respectively, with the remainder recognized thereafter. The Company has not estimated the timing of revenue recognition for the remaining unsatisfied performance obligations related to usage-based contracts as the timing of customer usage cannot be predicted given the limited historical data.
Total deferred revenues, including both current and noncurrent, were $5.0 million and $1.4 million at December 31, 2021 and 2020, respectively. The change in deferred revenue for the year ended December 31, 2021 was primarily due to cash payments received for which the performance obligation was not satisfied prior to the end of the period, partially offset by revenue recognized during the period, of which $0.2 million was included in the deferred revenue balance at December 31, 2020
.
For contractual arrangements where consideration is paid
up-front,
the transfer of the quantum computing services is completed at the discretion of the customer as the customer chooses to use the services starting from the date of contract inception. As such, the up-front
payment of consideration does not represent a significant financing component.
Cost to Obtain a Contract
Applying the practical expedient, the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets is one year or less. For the years ended December 31, 2021 and 2020, the Company has not incurred any material incremental costs of obtaining contracts.

Cost of Revenue
Cost of Revenue
Cost of revenue primarily consists of expenses related to delivering the Company’s services, including direct labor costs, direct service costs and allocated shared resources. Cost of revenue excludes depreciation and amortization related to the Company’s quantum computing systems and related software.

Research and Development
Research and Development
Research and development expenses consist of personnel costs, including stock-based compensation expense, and allocated shared resource costs for the Company’s hardware, software and engineering personnel who design and develop the Company’s quantum computing systems and research new quantum computing technologies. Unlike a standard computer, design and development efforts continue throughout the useful life of the Company’s quantum computing systems to ensure proper calibration and optimal functionality. Research and development expenses also include purchased hardware and software costs related to quantum computing systems constructed for research purposes that are not probable of providing future economic benefit and have no alternate future use.
In December 2020, the Company amended its option agreement with Duke University (“Duke”), and under this amendment, the Company issued common shares to Duke in consideration for research and development services through July 15, 2026. The amended arrangement is considered a research and development service arrangement and recorded as a prepayment based on the fair value of the common stock issued on the effective date of the amendment and amortized over the term of the arrangement as services are received.
In February 2021, the Company and the University of Maryland (“UMD”) amended the option agreement with UMD pursuant to which the Company issued shares of common stock to UMD as a nonrefundable upfront payment in exchange for research and development services by UMD and rights to any potential future intellectual property developed through July 2021. The amended arrangement is considered a research and development service arrangement and recorded as a prepayment based on the fair value of the common stock issued on the effective date of the amendment and amortized over the term of the arrangement as services are received.See Note 7—Agreements with UMD and Duke for further information.
Advertising costs
Advertising Costs
Advertising costs are expensed as incurred and are included in sales and marketing expenses in the consolidated statements of operations. These costs were $1.1 million and $0.4 million for the years ended December 31, 2021 and 2020, respectively.

Stock-Based Compensation
Stock-Based Compensation
The Company measures and records the expense related to stock-based awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation. The Company uses the Black-Scholes-Merton (“Black- Scholes”) option-pricing model to determine the fair value of stock awards and the estimated fair value for stock options. The Black-Scholes option- pricing model requires the use of subjective assumptions, which determine the fair value of share-based awards, including the fair value of the Company’s common stock, the option’s expected term, the price volatility of the underlying common stock, risk-free interest rates, and the expected dividend yield of the common stock. The assumptions used to determine the fair value of the stock awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The Company records forfeitures as they occur.
The Company obtained third-party valuations to estimate the fair value of its common stock for awards granted prior to the Business Combination, for purposes of measuring stock-based compensation expense. The third-party valuations were prepared using methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants (“AICPA”) Accounting & Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Income Taxes
Income Taxes
Income taxes are accounted for using the asset and liability method. Deferred income taxes are provided for temporary differences in recognizing certain income, expense and credit items for financial reporting purposes and tax reporting purposes. Such deferred income taxes primarily relate to the difference between the tax bases of assets and liabilities and their financial reporting amounts. Deferred tax assets and liabilities are measured by applying enacted statutory tax rates applicable to the future years in which deferred tax assets or liabilities are expected to be settled or realized. Excess tax benefits or tax deficiencies from stock option exercises are recognized in the income tax provision in the period in which they occur.
The Company records a valuation allowance when it determines, based on available positive and negative evidence, that it is more-likely-than-
not
that some portion or all of its deferred tax assets will not be realized. The Company determines the realizability of its deferred tax assets primarily based on the reversal of existing taxable temporary differences and projections of future taxable income (exclusive of reversing temporary differences and carryforwards). In evaluating such projections, the Company considers its history of profitability, the competitive environment, and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration.
For certain tax positions, the Company uses a
more-likely-than-not
threshold based on the technical merits of the tax position taken. Tax positions that meet the more-likely-than-not
recognition threshold are measured at the largest amount of tax benefits determined on a cumulative probability basis, which are more-likely-than-not
to be realized upon ultimate settlement in the financial statements. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. However, there were no amounts recognized relating to interest and penalties in the consolidated statements of operations for the years ended December 31, 2021 and 2020. The Company had no uncertain income tax positions as of December 31,2021 and 2020.

Concentration of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, investments, and trade accounts receivable. The Company maintains the majority of its cash, cash equivalents and investments with two financial institutions, both of which management believes to be financially sound and with minimal credit risk. The Company’s deposits periodically exceed amounts guaranteed by the Federal Deposit Insurance Corporation.
The Company’s accounts receivable are derived from customers primarily located in the U.S. The Company performs periodic evaluations of its customers’ financial condition and generally does not require its customers to provide collateral or other security to support accounts receivable and maintains an allowance for doubtful accounts. Credit losses historically have not been material.
Significant customers are those which represent more than 10%
of the Company’s total revenue or gross accounts receivable. The Company’s revenue was primarily from two significant customers for the year ended December 31, 2021. While we generated revenue in 2020, we executed an arrangement with a customer for the issuance of a warrant to purchase shares of Legacy IonQ Series B-1 convertible redeemable preferred stock. The warrant was evaluated and considered to represent consideration provided to a customer and as such, the recognition of the warrant expense is recorded as a reduction in revenue as revenue is earned under the contract. Other than this customer, the Company did not have any other significant customers for the year ended December 31, 2020. The Company’s accounts receivable was from two significant customers as of December 31, 2021 and 2020.

Earnings (Loss) Per Share
Earnings (Loss) Per Share
Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding for the period. Diluted earnings per share is computed by dividing net income (loss) by the weighted average number of shares of common stock during the period, plus common stock equivalents, outstanding during the period. If the Company reports a net loss, the computation of diluted loss per share excludes the effect of dilutive common stock equivalents, as their effect would be antidilutive.
Earnings (loss) per share calculations for all periods have been retroactively restated to reflect the conversion of the Company’s convertible redeemable preferred stock and the equivalent number of shares reflecting the exchange ratio established in the reverse capitalization.
The following table sets forth the computation of basic and diluted loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
Numerator:	2021	2020
Net loss attributable to common stockholders	$(106,186)	$(15,424)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders—basic and diluted	137,609,620	115,045,097
Net loss per share attributable to common stockholders—basic and diluted	$(0.77)	$(0.13)
In periods with a reported net loss, the effect of anti-dilutive stock options, unvested common stock (including unvested restricted common stock) and warrants are excluded and diluted loss per share is equal to basic loss per share. The following is a summary of the weighted average common stock equivalents for the securities outstanding during the respective periods that have been excluded from the computation of diluted net loss per common share, as their effect would be anti-dilutive:

	Year Ended December 31
	2021	2020
Common stock options outstanding	24,206,373	9,033,927
Warrants to purchase common stock	8,301,202	8,301,202
Unvested common stock	1,407,500	553,196
Public and private warrants	2,359,179	—
Unvested founders’ shares	129,452	—

Total	36,403,706	17,888,325

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. ASU 2018-15 requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine which implementation costs to defer and recognize as an asset. The guidance is effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company adopted this standard effective January 1, 2021 prospectively to all new implementation costs incurred after adoption. The adoption of this standard had no material impact on the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Standards Not Yet Adopted
Recently Issued Accounting Standards Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses, along with various updates and improvements. The standard, including subsequently issued amendments, requires a financial asset measured at amortized cost basis, such as accounts receivable and certain other financial assets, to be presented at the net amount expected to be collected based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU
2016-13
is effective for annual reporting periods beginning after December 15, 2022, with early adoption permitted. Based on the composition of the Company’s trade receivables and other financial assets, current market conditions and historical credit loss activity, the adoption of this standard is not expected to have a material impact on the Company’s financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt, Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic
815-40)
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. The ASU also simplifies the diluted net income per share calculation in certain areas. The new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. The Company does not expect adoption of this guidance to have a material impact on its consolidated financial statements and related disclosures.